Discontinued Operation (Details) ¥ in Millions				12 Months Ended
	Nov. 12, 2021 USD ($)	Nov. 12, 2021 CNY (¥)	Jan. 02, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Discontinued Operation [Abstract]
Ownership interest in reit, description			Beijing REIT signed a share transfer agreement with a third party - Hebei Huishitong Techonology Inc. (“Huishitong”) to sell 100% ownership interest in Gu’an REIT to Huishitong for a cash consideration of RMB39.9 million (approximately $5.7 million). As of December 31, 2019, the Company received RMB9.7 million (approximately $1.5 million) from Huishitong as an acquisition deposit. In 2020, the Company received an additional RMB26.6 million (approximately $4.1 million). In 2021, the Company received the remaining RMB3.6 million (approximately $0.6 million). The Company recorded a gain from the disposition of $2,231,270 for the year ended December 31, 2020.
Ownership interest percentage	100.00%	100.00%
Cash consideration	$ 9,400,000	¥ 60.0
Cash received				$ 2,100,000	¥ 15.0
Loss of disposition				$ 6,335,508